Business, Basis of Presentation and Summary of Significant Accounting Policies (Adjustments to Prior Periods) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Retained Earnings	Dec. 31, 2012 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2010 Retained Earnings		Dec. 31, 2012 Previously Reported [Member]	Dec. 31, 2011 Previously Reported [Member]	Dec. 31, 2010 Previously Reported [Member]	Dec. 31, 2012 Previously Reported [Member] Retained Earnings	Dec. 31, 2011 Previously Reported [Member] Retained Earnings	Dec. 31, 2010 Previously Reported [Member] Retained Earnings	Dec. 31, 2010 Adjustment [Member] Retained Earnings		Dec. 31, 2012 Acquisition Costs, Net of DAC, Related to Variable Annuity Sales [Member] Adjustment [Member]	Dec. 31, 2011 Acquisition Costs, Net of DAC, Related to Variable Annuity Sales [Member] Adjustment [Member]	Dec. 31, 2010 Acquisition Costs, Net of DAC, Related to Variable Annuity Sales [Member] Adjustment [Member]	Dec. 31, 2012 DAC Recoverability Write-off [Member] Adjustment [Member]	Dec. 31, 2011 Bifurcated Embedded Derivative [Member] Adjustment [Member]	Dec. 31, 2012 Dynamic Lapses [Member] Adjustment [Member]	Dec. 31, 2012 Tax Valuation Allowances [Member] Adjustment [Member]	Dec. 31, 2011 Pension Closeout Sale [Member] Adjustment [Member]
Premiums, reinsurance and other receivables	$ 20,609	$ 21,927								$ 22,143
Deferred policy acquisition costs and value of business acquired	4,730	3,746	4,221							3,793
Other assets	794	826								822
Total assets	188,039	184,537								184,796
Future policy benefits	27,991	27,583								27,585
Deferred income tax liability	1,385	1,870								1,938
Total liabilities	179,251	173,977								174,047
Retained earnings	1,076	1,356								1,545
Total stockholders' equity	8,788	10,560	9,611	7,446	1,076	1,356	1,081	424	[1]	10,749	9,703	7,479	1,545	1,173	457	(33)	[1]
Total liabilities and stockholders' equity	188,039	184,537								184,796
Net derivative gains (losses)	(1,052)	1,003	1,096							980	1,119											23
Total revenues	5,416	8,140	8,497							8,117	8,520
Policyholder benefits and claims	1,707	2,389	2,660							2,395	2,660												6
Other expenses	1,659	2,720	2,981							2,575	2,915							57	66	52	111		23
Total expenses	4,469	6,650	6,830							6,511	6,764
Income (loss) from continuing operations before provision for income tax	947	1,490	1,667							1,606	1,756
Provision for income tax expense (benefit)	227	372	493							391	523													22
Income (loss) from continuing operations, net of income tax	720	1,118	1,174							1,215	1,233
Net income (loss)	720	1,126	1,174		720	1,126	1,174			1,223	1,233		1,223	1,233
Comprehensive income (loss)	(791)	1,755	2,728							1,852	2,787
(Gains) losses on investments and derivatives and from sales of businesses, net	1,108	(1,043)	(1,160)							(1,020)	(1,183)
Change in premiums, reinsurance and other receivables	(1,355)	(1,197)	(1,202)							(1,229)	(1,288)
Change in deferred policy acquisition costs and value of business acquired, net	(553)	182	(207)							69	(187)
Change in income tax	213	630	537							649	567
Change in other assets	1,836	1,499	1,386							1,503
Change in insurance-related liabilities and policy-related balances	1,144	1,863	1,958							1,865	2,307
Other, net	141	53	67								30
Net cash provided by (used in) operating activities	2,733	2,482	622								934														312
Purchases of fixed maturity securities	(15,841)	(15,706)	(17,127)								(17,439)
Net cash provided by (used in) investing activities	$ 3,229	$ (1,147)	$ (2,052)								$ (2,364)														$ (312)

[1]	Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.